First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.533.7881

SEMI-ANNUAL REPORT — 6/30/2013

FOR CONTRACT HOLDERS OF:	COMMONWEALTH ANNUITY ESTATE OPTIMIZER, COMMONWEALTH ANNUITY SELECT SPL, COMMONWEALTH ANNUITY SELECT SPL II

September 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	SEPARATE ACCOUNT SPVL 1940 Act Registration Number: 811-10133 1933 Act Registration Numbers: 333-45914, 333-84310 CIK: 0001122103 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account SPVL, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 23, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 23, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 23, 2013
Delaware VIP Trust (Standard Class)	814230	September 6, 2013
Fidelity Variable Insurance Products Fund (Initial Class)	356494	August 21, 2013
Fidelity Variable Insurance Products Fund III	927384	August 21, 2013
Fidelity Variable Insurance Products Fund V (Initial Class)	823535	August 23, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 30, 2013
Janus Aspen Series (Service Shares)	906185	August 29, 2013
MFS® Variable Insurance TrustSM (Service Class)	918571	August 28, 2013
Oppenheimer Variable Account Funds (Service Shares)	752737	August 30, 2013
T. Rowe Price International Series, Inc.	918292	August 20, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772